Subsequent Events, Entry into $15.3 Million Debt Financing (Details) - Subsequent Event [Member] $ in Millions	Jan. 27, 2021 USD ($)	Jan. 22, 2021 Subsidiary
Debt Financings [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary		2
$15.3 Million Hamburg Facility [Member]
Debt Financings [Abstract]
Face amount | $	$ 15.3
Term of loan	4 years
$15.3 Million Hamburg Facility [Member] | LIBOR [Member]
Debt Financings [Abstract]
Margin on variable rate	3.30%